Capital Stock - Narrative (Details) - shares	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Common stock authorized (in shares)	300,000,000
Preferred stock authorized (in shares)	30,000,000
Common stock reserved for exercise and future grants of restricted stock (in shares)	9,643,433	10,715,939	7,720,815
Common stock held in revocable trust (in shares)	489,647	489,260	488,714
2006 Employee Plan
Class of Stock [Line Items]
Common shares issuable or transferable (in shares)	23,700,000
Cumulative Preferred Stock
Class of Stock [Line Items]
Preferred stock authorized (in shares)	3,000,000
Convertible Preferred Stock
Class of Stock [Line Items]
Preferred stock authorized (in shares)	1,000,000